Warrants - Schedule of the Warrant Liabilities (Details)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of the Warrant Liabilities [Line Items]
Warrant liabilities beginning balance	¥ 4,548,004
Change in fair value	(1,149,792)	$ (160,178)	¥ (4,458,844)	¥ (21,358)
Foreign currency translation	46,630
Warrant liabilities ending balance	3,444,842	479,903	4,548,004
Warrant liabilities ending balance (in Dollars)	3,444,842		4,548,004
Private Warrants [Member]
Schedule of the Warrant Liabilities [Line Items]
Warrant liabilities beginning balance	4,548,004
Change in fair value	(1,149,792)
Foreign currency translation	46,630
Warrant liabilities ending balance	3,444,842	$ 479,903	4,548,004
Warrant liabilities ending balance (in Dollars)	¥ 3,444,842		¥ 4,548,004